Related Parties (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Short-term employee benefits	CAD 7,840	CAD 7,278
Share-based compensation	3,569	6,613
Termination payments	275	0
Total compensation for key management personnel	CAD 11,684	CAD 13,891